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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-81012


                       SUPPLEMENT TO THE PROSPECTUSES OF


  MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND Dated April 27, 2000

     MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND Dated March 31, 2000

     MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND Dated March 31, 2000

       MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
                            Dated February 28, 2000

           MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
                            Dated February 22, 2000

  MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES Dated February 3, 2000

   MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND, "Best Ideas Portfolio,"
                              Dated July 31, 2000

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 29, 1999


         MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                            Dated November 29, 1999

  MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST Dated February 3, 2000

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC. Dated April 27, 2000


          MORGAN STANLEY DEAN WITTER EQUITY FUND Dated July 31, 2000

  MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC. Dated January 31, 2000

  MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST Dated February 3, 2000

    MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST Dated July 31, 2000

       MORGAN STANLEY DEAN WITTER FUND OF FUNDS Dated November 29, 1999

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES Dated May 31, 2000


     MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated April 28, 2000

           MORGAN STANLEY DEAN WITTER GROWTH FUND Dated May 31, 2000

 MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 29, 1999

    MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 23, 1999

        MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated May 31, 2000

           MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
                             Dated October 29, 1999

     MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND Dated February 3, 2000

  MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated July 31, 2000

           MORGAN STANLEY DEAN WITTER JAPAN FUND Dated July 31, 2000

  MORGAN STANLEY DEAN WITTER LATIN AMERICAN GROWTH FUND Dated March 31, 2000

   MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST Dated May 30, 2000

    MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC. Dated October 26, 1999

     MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 29, 1999

    MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST Dated January 28, 2000

    MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                             Dated April 28, 2000

      MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND Dated July 19, 2000

       MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
                            Dated February 28, 2000

            MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
                            Dated February 22, 2000

       MORGAN STANLEY DEAN WITTER NORTH AMERICAN GOVERNMENT INCOME TRUST
                             Dated February 8, 2000

     MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND Dated February 4, 2000

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       MORGAN STANLEY DEAN WITTER REAL ESTATE FUND Dated January 28, 2000

     MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated October 29, 1999

      MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated April 28, 2000

      MORGAN STANLEY DEAN WITTER SHORT-TERM BOND FUND Dated June 23, 2000

 MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST Dated July 31, 2000

     MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND Dated April 28, 2000

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST Dated February 24, 2000

 MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST Dated February 28, 2000

     MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND Dated March 2, 2000

       MORGAN STANLEY DEAN WITTER TECHNOLOGY FUND Dated August 17, 2000

         MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
                              Dated March 20, 2000

          MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                            Dated February 28, 2000

       MORGAN STANLEY DEAN WITTER UTILITIES FUND Dated February 29, 2000

  MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 31, 2000

         MORGAN STANLEY DEAN WITTER VALUE FUND Dated November 30, 1999

   MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST Dated February 3, 2000


     Effective September 29, 2000, each Morgan Stanley Dean Witter Fund named above that is a Multi-Class Fund (as defined in the inside back cover of the Fund's prospectus), other than Morgan Stanley Dean Witter California Tax-Free Income Fund, Morgan Stanley Dean Witter New York Tax-Free Income Fund and Morgan Stanley Dean Witter Tax-Exempt Securities Trust, will offer Class A shares at net asset value, without being subject to a front-end sales charge or a contingent deferred sales charge, through certain qualified state tuition plans described in Section 529 of the Internal Revenue Code that are approved by the Fund's distributor. Class D shares will not be offered for any Fund investments made through these plans. In addition, each Multi-Class Fund will offer Class A shares at net asset value (without being subject to a front-end or contingent deferred sales charge) and Class D shares through certain other investment programs that do not charge an asset-based fee and are approved by the Fund's distributor. There will be no minimum investment amount for shares of each Morgan Stanley Dean Witter Fund named above (whether or not the Fund is a Multi-Class Fund) purchased through any of the foregoing programs.

     Therefore, effective September 29, 2000, the disclosure in the section of the prospectus of each Fund titled "Shareholder Information -- How to Buy Shares" and in the sections of the prospectus of each Multi-Class Fund titled "Shareholder Information -- Share Class Arrangements -- Class A Shares -- Other Sales Charge Waivers" and "Shareholder Information -- Share Class Arrangements -- Class D Shares" is hereby modified to reflect the offer of Class A and Class D shares and the waiver of the minimum investment amount as described above.


September 29, 2000